SCHEDULE OF INVESTMENTS

Ivy Small Cap Growth Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Alternative Carriers – 0.8%
Bandwidth, Inc., Class A(A)	159	$24,411

Broadcasting – 2.4%
Gray Television, Inc.(A)	848	15,164
Nexstar Broadcasting Group, Inc.	518	56,584
		71,748
Total Communication Services - 3.2%		96,159
Consumer Discretionary

Auto Parts & Equipment – 3.0%
Fox Factory Holding Corp.(A)	425	44,937
Visteon Corp.(A)	368	46,133
		91,070
Automotive Retail – 1.3%
Lithia Motors, Inc.	138	40,476

Casinos & Gaming – 2.5%
Churchill Downs, Inc.	249	48,552
Monarch Casino & Resort, Inc.(A)	430	26,332
		74,884
Footwear – 1.1%
Deckers Outdoor Corp.(A)	120	34,366

Homebuilding – 2.7%
Installed Building Products, Inc.(A)	409	41,684
TopBuild Corp.(A)	221	40,688
		82,372
Hotels, Resorts & Cruise Lines – 0.8%
Wyndham Destinations, Inc.	412	24,491

Leisure Products – 1.4%
Malibu Boats, Inc., Class A(A)	661	41,287

Restaurants – 1.8%
Texas Roadhouse, Inc., Class A	422	32,955
Wingstop, Inc.	156	20,743
		53,698
Total Consumer Discretionary - 14.6%		442,644
Consumer Staples

Hypermarkets & Super Centers – 0.8%
BJ’s Wholesale Club, Inc.(A)	610	22,742

Packaged Foods & Meats – 1.1%
Nomad Foods Ltd.(A)	1,343	34,137

Total Consumer Staples - 1.9%		56,879
Financials

Asset Management & Custody Banks – 1.1%
Focus Financial Partners, Inc., Class A(A)	256	11,154
Hamilton Lane, Inc., Class A	299	23,319
		34,473
Insurance Brokers – 0.2%
SelectQuote, Inc.(A)	218	4,528

Investment Banking & Brokerage – 2.0%
Houlihan Lokey, Inc.	544	36,578

LPL Investment Holdings, Inc.	245	25,509
		62,087
Regional Banks – 0.8%
Pinnacle Financial Partners, Inc.	117	7,519
Seacoast Banking Corp. of Florida(A)	566	16,657
		24,176
Total Financials - 4.1%		125,264
Health Care

Biotechnology – 8.2%
Amicus Therapeutics, Inc.(A)	690	15,939
CareDx, Inc.(A)	1,265	91,684
Halozyme Therapeutics, Inc.(A)	427	18,234
Insmed, Inc.(A)	473	15,737
Novavax, Inc.(A)	63	7,038
Veracyte, Inc.(A)	760	37,184
Vericel Corp.(A)	2,011	62,111
		247,927
Health Care Distributors – 2.3%
PetIQ, Inc.(A)(B)	1,790	68,815

Health Care Equipment – 7.1%
Acutus Medical, Inc.(A)(C)	409	11,786
Axonics Modulation Technologies, Inc.(A)(C)	879	43,872
iRhythm Technologies, Inc.(A)	203	48,116
Penumbra, Inc.(A)(C)	153	26,711
Tactile Systems Technology, Inc.(A)	883	39,674
Tandem Diabetes Care, Inc.(A)	470	44,994
		215,153
Health Care Services – 4.0%
1Life Healthcare, Inc.(A)	932	40,699
AMN Healthcare Services, Inc.(A)	570	38,880
LHC Group, Inc.(A)	198	42,284
		121,863
Health Care Supplies – 2.5%
Haemonetics Corp.(A)	434	51,532
OraSure Technologies, Inc.(A)	2,246	23,776
		75,308
Health Care Technology – 2.0%
Omnicell, Inc.(A)	437	52,409
Simulations Plus, Inc.	139	9,967
		62,376
Life Sciences Tools & Services – 1.3%
NeoGenomics, Inc.(A)	766	41,250

Total Health Care - 27.4%		832,692
Industrials

Aerospace & Defense – 2.1%
Mercury Computer Systems, Inc.(A)	719	63,340

Air Freight & Logistics – 1.3%
Air Transport Services Group, Inc.(A)	1,267	39,709

Building Products – 0.9%
Simpson Manufacturing Co., Inc.	276	25,790

Electrical Components & Equipment – 2.9%
EnerSys	430	35,686
Plug Power, Inc.(A)	1,554	52,704
		88,390

Environmental & Facilities Services – 1.1%
Clean Harbors, Inc.(A)	450	34,225

Industrial Machinery – 2.9%
John Bean Technologies Corp.	213	24,250
Kennametal, Inc.	930	33,700
RBC Bearings, Inc.(A)	164	29,445
		87,395
Security & Alarm Services – 2.1%
Brink’s Co. (The)	903	65,032

Trucking – 1.9%
Knight Transportation, Inc.	1,355	56,682

Total Industrials - 15.2%		460,563
Information Technology

Application Software – 9.9%
Envestnet, Inc.(A)	387	31,811
Five9, Inc.(A)	604	105,399
LivePerson, Inc.(A)	638	39,686
Mimecast Ltd.(A)	704	39,988
Q2 Holdings, Inc.(A)	444	56,186
Smartsheet, Inc., Class A(A)	395	27,393
		300,463
Communications Equipment – 1.2%
Viavi Solutions, Inc.(A)	2,548	38,154

Data Processing & Outsourced Services – 2.7%
EVO Payments, Inc., Class A(A)	1,027	27,746
Shift4 Payments, Inc., Class A(A)	731	55,139
		82,885
Electronic Equipment & Instruments – 1.5%
Coherent, Inc.(A)	235	35,262
Hydrofarm Holdings Group, Inc.(A)	182	9,574
		44,836
Internet Services & Infrastructure – 1.0%
Switch, Inc., Class A	1,790	29,298

IT Consulting & Other Services – 2.9%
Booz Allen Hamilton Holding Corp.	284	24,721
Globant S.A.(A)	288	62,689
		87,410
Semiconductor Equipment – 1.8%
Enphase Energy, Inc.(A)	319	55,999

Semiconductors – 2.9%
Monolithic Power Systems, Inc.	183	67,037
SiTime Corp.(A)	183	20,490
		87,527
Systems Software – 4.8%
Proofpoint, Inc.(A)	287	39,193
SailPoint Technologies Holdings, Inc.(A)	482	25,668

Varonis Systems, Inc.(A)		493	80,665
			145,526
Total Information Technology - 28.7%			872,098

TOTAL COMMON STOCKS – 95.1%			$2,886,299
(Cost: $1,670,943)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
iRhythm Technologies, Inc., Put $180.00, Expires 2-19-21, OTC (Ctrpty: JPMorgan Chase Bank N.A.)	1,359	136	612

TOTAL PURCHASED OPTIONS – 0.0%			$612
(Cost: $2,169)

SHORT-TERM SECURITIES		Shares
Money Market Funds(E) - 5.3%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.030%(D)		19,760	19,760
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%		140,854	140,854
			160,614
TOTAL SHORT-TERM SECURITIES – 5.3%			$160,614
(Cost: $160,614)

TOTAL INVESTMENT SECURITIES – 100.4%			$3,047,525
(Cost: $1,833,726)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%			(10,890)

NET ASSETS – 100.0%			$3,036,635

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	All or a portion of securities with an aggregate value of $20,759 are on loan.

(D)	Investment made with cash collateral received from securities on loan.

(E)	Rate shown is the annualized 7-day yield at December 31, 2020.

The following total return swap agreements were outstanding at December 31, 2020:

Underlying Security	Long/Short	Counterparty	Maturity Date	Notional Amount	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
Biotech Custom Index	Long	JPMorgan Chase Bank N.A.	07/01/2021	$123,023	1-Month LIBOR minus 0.2 bps	$(1,006)	$—	$(1,006)

(1)

The Fund pays the financing fee multiplied by the notional amount if long on the swap agreement. If the Fund is short on the swap agreement, the Fund receives the financing fee multiplied by the notional amount.

(2)

At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. If the Fund is long on the swap agreement, the Fund would receive payments on any net positive total return, and would owe payments in the event of a negative total return. If the Fund is short on the swap agreement, the Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

The following table represents security positions within the total return basket swap as of December 31, 2020:

Reference Entity	Shares		Notional Amount	Value	% of Value
Mirati Therapeutics, Inc.	—	*	$5,416	$(44)	4.3%
Ultragenyx Pharmaceutical, Inc.	—	*	5,399	(43)	4.3
Arrowhead Pharmaceuticals, Inc.	1		5,251	(43)	4.2
Natera, Inc.	—	*	4,379	(36)	3.6
Blueprint Medicines Corp.	—	*	4,079	(33)	3.3
Amicus Therapeutics, Inc.	1		3,939	(32)	3.2
Fate Therapeutics, Inc.	—	*	3,910	(32)	3.2
Halozyme Therapeutics, Inc.	1		3,899	(32)	3.2
Denali Therapeutics, Inc.	—	*	3,549	(29)	2.9
Bridgebio Pharma, Inc.	—	*	3,517	(29)	2.9
Invitae Corp.	1		3,328	(27)	2.7
TG Therapeutics, Inc.	—	*	2,891	(24)	2.3
Kodiak Sciences, Inc.	—	*	2,834	(23)	2.3
Twist Bioscience Corp.	—	*	2,832	(23)	2.3
Biohaven Pharmaceutical Holding Co. Ltd.	—	*	2,765	(23)	2.2
Emergent BioSolutions, Inc.	—	*	2,699	(22)	2.2
PTC Therapeutics, Inc.	—	*	2,636	(22)	2.1
Editas Medicine, Inc.	—	*	2,605	(21)	2.1
Medpace Holdings, Inc.	—	*	2,555	(21)	2.1
Allakos, Inc.	—	*	2,296	(19)	1.9
Apellis Pharmaceuticals, Inc.	—	*	2,276	(19)	1.8
Insmed, Inc.	1		2,249	(18)	1.8
Turning Point Therapeutics, Inc.	—	*	2,101	(17)	1.7
Heron Therapeutics, Inc.	1		1,917	(16)	1.6
ChemoCentryx, Inc.	—	*	1,849	(15)	1.5
FibroGen, Inc.	—	*	1,784	(15)	1.5
Arvinas, Inc.	—	*	1,734	(14)	1.4

Corcept Therapeutics, Inc.	1		1,682	(14)	1.4
Veracyte, Inc.	—	*	1,637	(13)	1.3
Axsome Therapeutics, Inc.	—	*	1,606	(13)	1.3
Intellia Therapeutics, Inc.	—	*	1,603	(13)	1.3
Xencor, Inc.	—	*	1,521	(12)	1.2
NanoString Technologies, Inc.	—	*	1,465	(12)	1.2
Pacira BioSciences, Inc.	—	*	1,443	(12)	1.2
Deciphera Pharmaceuticals, Inc.	—	*	1,425	(12)	1.2
Ironwood Pharmaceuticals, Inc.	1		1,219	(10)	1.0
Sangamo Therapeutics, Inc.	1		1,215	(10)	1.0
Kura Oncology, Inc.	—	*	1,151	(9)	0.9
Novavax, Inc.	—	*	1,132	(9)	0.9
Karuna Therapeutics, Inc.	—	*	1,082	(9)	0.9
REGENXBIO, Inc.	—	*	1,059	(9)	0.9
SpringWorks Therapeutics, Inc.	—	*	1,015	(8)	0.8
Y-mAbs Therapeutics, Inc.	—	*	1,007	(8)	0.8
Dicerna Pharmaceuticals, Inc.	—	*	969	(8)	0.8
Ligand Pharmaceuticals, Inc.	—	*	964	(8)	0.8
Inovio Pharmaceuticals, Inc.	1		898	(7)	0.7
Vir Biotechnology, Inc.	—	*	876	(7)	0.7
Allogene Therapeutics, Inc.	—	*	827	(7)	0.7
Revance Therapeutics, Inc.	—	*	822	(7)	0.7
Mersana Therapeutics, Inc.	—	*	815	(7)	0.7
Sorrento Therapeutics, Inc.	1		806	(7)	0.7
Travere Therapeutics, Inc.	—	*	758	(6)	0.6
Zogenix, Inc.	—	*	743	(6)	0.6
Karyopharm Therapeutics, Inc.	—	*	741	(6)	0.6
Madrigal Pharmaceuticals, Inc.	—	*	714	(6)	0.6

Intercept Pharmaceuticals, Inc.	—	*	701	(6)	0.6
Cytokinetics, Inc.	—	*	687	(6)	0.6
Coherus Biosciences, Inc.	—	*	674	(5)	0.5
Translate Bio, Inc.	—	*	616	(5)	0.5
Athenex, Inc.	—	*	538	(4)	0.4
Innoviva, Inc.	—	*	526	(4)	0.4
Alector, Inc.	—	*	476	(4)	0.4
Viela Bio, Inc.	—	*	475	(4)	0.4
Theravance Biopharma, Inc.	—	*	475	(4)	0.4
Kadmon Holdings, Inc.	1		457	(4)	0.4
Esperion Therapeutics, Inc.	—	*	452	(4)	0.4
Adverum Biotechnologies, Inc.	—	*	439	(4)	0.4
Epizyme, Inc.	—	*	388	(3)	0.3
Akebia Therapeutics, Inc.	1		235	(2)	0.2

				$(1,006)

The following written options were outstanding at December 31, 2020 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
iRhythm Technologies, Inc.	JPMorgan Chase Bank N.A.	Put	1,359	136	February 2021	$110.00	$272	$(340)
	JPMorgan Chase Bank N.A.	Call	1,359	136	February 2021	280.00	1,093	(1,216)

							$1,365	$(1,556)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,886,299	$ —	$ —
Purchased Options	—	612	—
Short-Term Securities	160,614	—	—

Total	$3,046,913	$ 612	$ —

Liabilities

Total Return Swaps	$ —	$ 1,006	$ —
Written Options	$ —	$ 1,556	$ —

The following acronyms are used throughout this schedule:

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,833,726

Gross unrealized appreciation	1,228,737

Gross unrealized depreciation	(14,938)

Net unrealized appreciation	$1,213,799